Dividends Per Share	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Dividends Per Share
16	DIVIDENDS PER SHARE

The dividends recognized by the SMBC Group for the six months ended September 30, 2018 and 2017 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2018	¥90	¥126,950
2017	¥75	¥105,752

On November 13, 2018, the board of directors approved a dividend of ¥85 per share of common stock totaling ¥118,626 million in respect of the six months ended September 30, 2018. The consolidated financial statements for the six months ended September 30, 2018 do not include this dividend payable.